Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
Schedule of Components of Lease Expense

The components of lease expense were as follows:

	For the Nine Months Ended
	September 30,
	2023	2022
Operating lease cost:
Amortization of right-of-use assets	$34,391	$33,431
Interest on lease liabilities	11,379	26,463
Lease payments on short term leases	1,290	12,590
Total operating lease cost	$47,060	$72,484

The components of lease expense were as follows:

	For the Year Ended
	December 31,
	2022	2021
Operating lease cost:
Amortization of right-of-use assets	$114,907	$87,276
Interest on lease liabilities	83,702	3,035
Lease payments on short term leases	23,811	-
Total operating lease cost	$222,420	$90,311

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	September 30,	December 31,
	2023	2022
Operating lease:
Operating lease assets	$-	$425,969

Current portion of operating lease liabilities	$-	86,235
Noncurrent operating lease liabilities	-	341,680
Total operating lease liability	$-	$427,915

Weighted average remaining lease term:
Operating leases	None	4.25 years

Weighted average discount rate:
Operating lease	6.75%	6.75%

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2022	2021
Operating lease:
Operating lease assets	$425,969	$-

Current portion of operating lease liabilities	$86,235	-
Noncurrent operating lease liabilities	341,680	-
Total operating lease liability	$427,915	$-

Weighted average remaining lease term:
Operating leases	4.25 years	-

Weighted average discount rate:
Operating lease	6.75%	-

Schedule of Supplemental Cash Flow Related to Operating Leases

Supplemental cash flow and other information related to operating leases was as follows:

	For the Nine Months Ended
	September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$31,940	$38,725

Leased assets obtained in exchange for lease liabilities:
Total operating lease liabilities	$-	$1,535,706

Gain on early extinguishment of debt:	$4,397	$-

Supplemental cash flow and other information related to operating leases was as follows:

	For the Year Ended
	December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$96,253	$201,525

Early extinguishment of lease:
Lease liability terminated	$1,438,830	$-
Right-of use asset terminated	(1,418,682)	-
Gain on early extinguishment of lease	$20,148	$-

Leased assets obtained in exchange for lease liabilities:
Total operating lease liabilities	$1,962,998	$-

Schedule of Operating Lease Liability Maturity

Our anticipated future lease commitments on a calendar year basis in US dollars, excluding common area maintenance fees, under non-cancelable operating leases are as follows:

Minimum
Year Ending	Lease
December 31,	Commitments
2023	$112,508
2024	107,632
2025	99,186
2026	102,162
2027	78,336
Total future minimum lease liabilities	$499,824